DEBT AND BORROWING ARRANGEMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings
Lines of credit for general corporate purposes	$ 6,314
Lines of credit and other short-term credit facilities outstanding	93
Weighted-average interest rates for commercial paper outstanding (as a percent)	0.30%	0.20%
Line of Credit Facility, Maximum Borrowing Capacity	7,768
Commercial paper borrowings outstanding	16,204	12,135
Philippines Bottling Operations
Short-term borrowings
Line of Credit Facility, Maximum Borrowing Capacity	$ 854